Leases as Restated	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Leases as Restated

13. LEASES (AS RESTATED)

The Group as a lessee

The Group has lease contracts for leasehold land and buildings. Leases of buildings (including car park spaces) generally have lease terms between 2 and 10 years. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land. Other buildings and rooms generally have lease terms of 12 months or less from the commencement date and do not contain a purchase option. The group applies the short-term lease recognition exemption to its short-term leases.  Collaboration assets represent the Group’s share of assets leased to the collaboration from Janssen, which purchased the assets on behalf of the collaboration, in connection with the Janssen Agreement.  Collaboration assets under construction that will be leased to the collaboration from Janssen when placed into service are classified as Collaboration Assets – Prepaid Lease in note 12 to the financial statements.

(a)	Right-of-use assets

	December 31,	December 31,
	2021	2020
	US$’000	US$’000
Leasehold land	4,862	4,851
Lease buildings	2,324	3,158
Collaboration assets	31,097	31,533
	38,283	39,542

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Non-Collaboration Assets Leased		Collaboration Assets Leased
	Leasehold land	Buildings	Buildings	Machinery And equipment	Computer and office equipment	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2021
Right-of-use assets at January 1, 2021	4,851	3,158	21,311	10,201	21	39,542
Additions	—	678	7	2,517	—	3,202
Disposals	—	(59)	—	(53)	—	(112)
Exchange realignment	112	(62)	—	—	—	50
Depreciation of right-of-use assets	(101)	(1,391)	(1,411)	(1,491)	(5)	(4,399)
Right-of-use assets at December 31, 2021	4,862	2,324	19,907	11,174	16	38,283
December 31, 2020
Right-of-use assets at January 1, 2020	4,630	4,718	11,639	6,787	16	27,790
Additions	—	491	10,726	4,369	10	15,596
Lease modifications	—	(928)	—	—	—	(928)
Exchange realignment	318	273	—	—	—	591
Depreciation of right-of-use assets	(97)	(1,396)	(1,054)	(955)	(5)	(3,507)
Right-of-use assets at December 31, 2020	4,851	3,158	21,311	10,201	21	39,542

(b) Lease liabilities

Lease liabilities are as indicated below:

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term.

	2021	2020
	US$’000	US$’000
Carrying amount at January 1	3,373	6,085
Additions	678	491
Lease modifications	—	(928)
Disposals	(68)	—
Accretion of interest recognized during the year	142	195
Payments	(1,561)	(2,797)
Exchange realignment	(60)	327
Carrying amount at December 31	2,504	3,373
Analyzed into:
Current portion	911	1,464
Non-current portion	1,593	1,909
	2,504	3,373

(c) The amounts recognized in profit or loss in relation to leases are as follows:

	2021	2020
	US$’000	US$’000
Interest on lease liabilities	142	195
Depreciation charge of right-of-use assets	4,399	3,507
Expense relating to short-term leases	182	69
Total amount recognized in profit or loss	4,723	3,771

The maturity analysis of lease liabilities is disclosed in note 35 to the financial statements. The total cash outflow for leases is disclosed in note 30 (c) to the financial statements.

The Group as a lessor

The Group leases its right-of-use assets above consisting of five car parking spaces in Ireland for a lease term of 12 months. For these operating leases, rental income recognized by the Group for the year ended December 31, 2021 was US$13,000 (2020: 4,000). The Group also leases assets it owns to the collaboration in accordance with the Janssen Agreement. These are finance leases for which the Group did not recognize any finance income for the year ended December 31, 2021 and 2020 because the Group’s collaboration partner pre-paid these lease payments.

At December 31, 2021 and 2020, the undiscounted minimum lease payments receivables by the Group in future periods under non-cancellable finance leases and operating leases with its tenants are as follows:

	2021	2020
	US$’000	US$’000

Finance leases:
Within one year	94	619

Operating leases:
Within one year	13	4